Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenue
Other revenue	$ 53,043	$ 32,684	$ 18,047
Total revenue	782,524	593,036	303,922
Other income	770	2,798	3,490
Service cost
Procurement cost of hotels and packages services	210,357	168,387	54,760
Other cost of providing services	4,732	9,180	3,990
Personnel expenses	147,587	131,968	116,924
Marketing and sales promotion expenses	123,304	101,601	51,033
Other operating expenses	204,833	133,698	81,575
Depreciation, amortization and impairment	27,267	27,396	29,496
Results from operating activities	65,214	23,604	(30,366)
Finance income	24,365	10,974	9,984
Finance costs	(3,307)	46,732	26,326
Net finance income (costs)	27,672	(35,758)	(16,342)
Share of profit of equity-accounted investees	52	10	34
Profit (loss) before tax	92,938	(12,144)	(46,674)
Income tax benefit	123,805	976	1,107
Profit (loss) for the year	216,743	(11,168)	(45,567)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit liability	(964)	468	(426)
Equity instruments at fair value through other comprehensive income (FVOCI) - net change in fair value	0	0	33,543
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	(964)	468	33,117
Items that are or may be reclassified subsequently to profit or loss:
Foreign currency translation differences on foreign operations	(9,862)	(48,879)	(18,943)
Total other comprehensive income that may be reclassified to profit or loss, net of tax	(9,862)	(48,879)	(18,943)
Other comprehensive income (loss) for the year, net of tax	(10,826)	(48,411)	14,174
Total comprehensive income (loss) for the year	205,917	(59,579)	(31,393)
Profit (loss) attributable to:
Owners of the Company	216,801	(11,321)	(45,405)
Non-controlling interests	(58)	153	(162)
Profit (loss) for the year	216,743	(11,168)	(45,567)
Total comprehensive income (loss) attributable to:
Owners of the Company	206,059	(59,176)	(31,216)
Non-controlling interests	(142)	(403)	(177)
Total comprehensive income (loss) for the year	$ 205,917	$ (59,579)	$ (31,393)
Earnings (loss) per share (in USD)
Basic	$ 1.95	$ (0.1)	$ (0.42)
Diluted	$ 1.74	$ (0.1)	$ (0.42)
Air Ticketing [Member]
Revenue
Revenue	$ 201,246	$ 147,793	$ 88,712
Hotels and Packages [Member]
Revenue
Revenue	435,542	337,686	157,267
Bus Ticketing [Member]
Revenue
Revenue	$ 92,693	$ 74,873	$ 39,896